Intangible Assets	12 Months Ended
Mar. 31, 2025
Intangible Assets [Abstract]
INTANGIBLE ASSETS

Note 11 - INTANGIBLE ASSETS

Net intangible assets consisted of the following at:

	March 31, 2025	March 31, 2024
Land use rights (1)	1,343,800	1,350,574
Software	370,514	372,382
Customer relationship	2,087,109	-
Total intangible assets	3,801,423	1,722,956
Less: accumulated amortization	(498,462)	(446,219)
Intangible assets, net	$3,302,961	$1,276,737

Amortization expense of intangibles amounted to $54,787 and $55,163 for the years ended March 31, 2025 and 2024, respectively.

(1)	In July 2013, the Company purchased the land use rights of a plot of land in Lin’an, Hangzhou, intended for the establishment of an herb processing plant in the future. However, as the Company’s farming business in Lin’an has not grown, the Company does not expect completion of the plant in the near future.